SCHEDULE OF ACTUAL INCOME TAX RATE (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal rate		21.00%	21.00%
State net of federal		0.30%	2.50%
PPP loan forgiveness		0.00%	2.90%
Non-deductible acquired intangible assets		0.00%	15.00%
Return to provision		(0.10%)	0.00%
Rate Change	0.00%	0.40%	0.00%
Valuation allowance		(21.60%)	(41.40%)
Effective income tax rate		0.00%	0.00%